Income taxes (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income (loss) for the year
Canadian	$ (519)	$ (7,013)	$ 3,440
Foreign	(6,326)	(12,628)	1,383
(Loss) Income for the year	(6,845)	(19,641)	4,823
Canadian federal and provincial income taxes at 27% (2019 – 27%; 2018 – 27%)	1,848	5,303	(1,302)
Permanent differences and other items	(159)	(330)	26
Foreign tax rate in foreign jurisdictions	(1,551)	(1,308)	85
Change in unrecognized deferred tax assets	$ (138)	(3,810)	294
Income tax expense		$ (145)	$ (897)